Summary of Significant Accounting Policies - Schedule of Outstanding Stock Warrants (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Shares available to purchase with warrants, Outstanding Beginning Balance	16,300,020	6,400,000
Shares available to purchase with warrants, Issued		9,900,020
Shares available to purchase with warrants, Exercised
Shares available to purchase with warrants, Expired
Shares available to purchase with warrants, Outstanding Ending Balance	16,300,020	16,300,020
Shares available to purchase with warrants, Exercisable	15,200,020	8,100,000
Weighted Average Price, Outstanding Beginning	$ 0.05	$ 0.05
Weighted Average Price, Issued		0.05
Weighted Average Price, Exercised
Weighted Average Price, Expired
Weighted Average Price, Outstanding Ending	0.05	0.05
Weighted Average Price, Exercisable	0.05	0.05
Weighted Average Fair Value, Outstanding Beginning Balance
Weighted Average Fair Value, Exercised
Weighted Average Fair Value, Outstanding Ending Balance
Weighted Average Fair Value, Exercisable	$ 0.27	$ 0.20